Intangible Asset, Net	9 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

Note 8 – Intangible Asset, net

At December 31, 2017, March 31, 2017 and 2016, intangible assets consisted of the following:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Distribution Channel	$320,000	$320,000	$-
Less: Accumulated Amortization	(32,000)	(8,000)	-
	$288,000	$312,000	$-

	Weighted Average Amortization Period (Years)	March 31, 2016 (Predecessor)	Acquisitions	Impairment Charges	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	December 31, 2017 (Successor)
		(Audited)						(Unaudited)
Distribution Channel	10	$-	320,000	-	320,000	-	-	320,000

Amortization expense was $24,000 (unaudited), $nil (unaudited) for nine months ended December 31, 2017(Successor) and 2016 (Predecessor), respectively. Amortization expense was $8,000, $nil and $nil for the period from January 11, 2017 through March 31, 2017 (Successor), the period from April 1, 2016 through January 10, 2017 (Predecessor), and the year ended March 31, 2016 (Predecessor), respectively. Amortization expense is $32,000 for each of the next 5 years.